UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

March 31, 2015

1.926210.104

EMC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.0%
		Principal Amount (c)	Value
Argentina - 3.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		$ 508,760	$ 533,689
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		151,290	164,906
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	38,990
Pan American Energy LLC 7.875% 5/7/21 (e)		155,000	160,813
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		765,341	767,255
YPF SA:
8.75% 4/4/24 (e)		775,000	792,903
8.875% 12/19/18 (e)		825,000	846,409
TOTAL ARGENTINA			3,304,965
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		650,000	593,938
Bangladesh - 0.4%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (e)		400,000	410,000
Bermuda - 0.7%
Digicel Group Ltd. 8.25% 9/1/17 (e)		555,000	566,450
Kosmos Energy Ltd. 7.875% 8/1/21 (e)		200,000	184,500
TOTAL BERMUDA			750,950
Brazil - 0.1%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		175,000	154,000
British Virgin Islands - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	1,350,000	380,693
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		400,000	354,750
TOTAL BRITISH VIRGIN ISLANDS			735,443
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		945,000	628,142
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	0
TOTAL CANADA			628,142
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - 1.3%
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		$ 550,000	$ 499,708
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		849,000	882,960
TOTAL CAYMAN ISLANDS			1,382,668
Georgia - 0.8%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (e)		400,000	410,170
7.75% 7/5/17 (Reg. S)		200,000	205,085
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		200,000	201,056
TOTAL GEORGIA			816,311
Indonesia - 1.7%
PT Pertamina Persero:
4.3% 5/20/23 (e)		200,000	200,500
4.875% 5/3/22 (e)		200,000	208,320
5.25% 5/23/21 (e)		235,000	250,040
5.625% 5/20/43 (e)		200,000	194,250
5.625% 5/20/43 (Reg. S)		400,000	388,500
6% 5/3/42 (e)		200,000	202,600
6.5% 5/27/41 (e)		400,000	429,500
TOTAL INDONESIA			1,873,710
Ireland - 2.0%
EDC Finance Ltd. 4.875% 4/17/20 (e)		400,000	330,830
MTS International Funding Ltd. 8.625% 6/22/20 (e)		650,000	680,927
Sibur Securities Ltd. 3.914% 1/31/18 (e)		200,000	179,924
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		920,000	905,004
TOTAL IRELAND			2,096,685
Kazakhstan - 0.7%
KazMunaiGaz Finance Sub BV 6% 11/7/44 (e)		200,000	159,850
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		200,000	157,040
Zhaikmunai International BV 7.125% 11/13/19 (e)		530,000	454,475
TOTAL KAZAKHSTAN			771,365
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	113,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - 2.5%
EVRAZ Group SA:
6.5% 4/22/20 (e)		$ 400,000	$ 351,200
9.5% 4/24/18 (Reg. S)		650,000	660,803
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		300,000	294,750
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		240,000	237,720
RSHB Capital SA 6% 6/3/21 (e)(g)		200,000	161,200
SB Capital SA 5.5% 2/26/24 (e)(g)		650,000	499,363
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		200,000	154,400
7.75% 1/27/18		400,000	356,000
TOTAL LUXEMBOURG			2,715,436
Malaysia - 0.4%
Petronas Capital Ltd.:
3.125% 3/18/22 (e)		200,000	201,497
3.5% 3/18/25 (e)		200,000	201,840
TOTAL MALAYSIA			403,337
Mexico - 7.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	4,500,000	284,364
Comision Federal de Electricid 5.75% 2/14/42 (e)		200,000	222,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		200,000	204,900
Pemex Project Funding Master Trust:
6.625% 6/15/35		920,000	1,053,400
6.625% 6/15/38		25,000	28,125
Petroleos Mexicanos:
3.5% 1/30/23		310,000	302,715
4.875% 1/24/22		260,000	275,925
4.875% 1/18/24		190,000	201,115
5.5% 1/21/21		285,000	312,788
5.5% 6/27/44 (e)		210,000	211,838
5.5% 6/27/44		540,000	544,725
5.625% 1/23/46 (e)		165,000	167,475
6.375% 1/23/45		830,000	927,940
6.5% 6/2/41		735,000	832,388
6.625% (e)(f)		1,380,000	1,386,900
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	621,750
TOTAL MEXICO			7,578,348
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - 3.3%
GTB Finance BV 6% 11/8/18 (e)		$ 800,000	$ 736,160
HSBK BV:
7.25% 5/3/17 (e)		500,000	502,549
7.25% 5/3/17 (Reg. S)		100,000	100,510
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		150,000	148,080
Majapahit Holding BV 7.75% 1/20/20 (e)		120,000	141,480
Metinvest BV 10.5% 11/28/17 (e)		843,000	379,350
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	192,050
Nord Gold NV 6.375% 5/7/18 (e)		400,000	379,000
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (e)		430,000	369,757
Petrobras Global Finance BV:
2.3933% 1/15/19 (g)		70,000	60,638
3% 1/15/19		175,000	151,081
VimpelCom Holdings BV:
9% 2/13/18 (e)	RUB	5,000,000	75,940
9% 2/13/18 (Reg S.)	RUB	17,000,000	258,196
TOTAL NETHERLANDS			3,494,791
Nigeria - 0.6%
Zenith Bank PLC 6.25% 4/22/19 (e)		700,000	640,500
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (e)		375,000	394,186
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)(g)		485,000	513,866
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (e)		270,000	272,363
Turkey - 0.4%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		400,000	405,520
United Kingdom - 0.7%
Afren PLC:
6.625% 12/9/20 (e)		200,000	90,000
10.25% 4/8/19 (Reg. S)		600,000	279,000
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		225,000	112,500
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		200,000	80,200
Ferrexpo Finance PLC 10.375% 4/7/19 (e)		300,000	237,000
TOTAL UNITED KINGDOM			798,700
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United States of America - 0.4%
Southern Copper Corp. 7.5% 7/27/35		$ 350,000	$ 399,189
Venezuela - 3.8%
Petroleos de Venezuela SA:
5.375% 4/12/27		150,000	46,118
5.5% 4/12/37		165,000	50,738
6% 11/15/26 (e)		390,000	121,485
8.5% 11/2/17 (e)		4,370,000	2,884,200
8.5% 11/2/17 (Reg. S)		240,000	158,400
9% 11/17/21 (Reg. S)		240,000	89,040
9.75% 5/17/35 (e)		1,170,000	445,185
12.75% 2/17/22 (e)		695,000	321,733
TOTAL VENEZUELA			4,116,899
TOTAL NONCONVERTIBLE BONDS (Cost $38,918,213)			35,364,437
Government Obligations - 57.8%

Argentina - 6.4%
Argentine Republic:
7% 10/3/15		3,180,000	3,082,994
7% 4/17/17		1,920,000	1,804,853
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		750,000	785,625
City of Buenos Aires:
8.95% 2/19/21 (e)		405,000	425,250
9.95% 3/1/17 (e)		300,000	311,250
Provincia de Cordoba 12.375% 8/17/17 (e)		450,000	466,650
TOTAL ARGENTINA			6,876,622
Armenia - 0.5%
Republic of Armenia:
6% 9/30/20 (e)		400,000	390,000
7.15% 3/26/25 (e)		200,000	195,000
TOTAL ARMENIA			585,000
Azerbaijan - 0.2%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	183,774
Government Obligations - continued
		Principal Amount (c)	Value
Belarus - 2.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 1,940,000	$ 1,898,523
8.95% 1/26/18		900,000	817,875
TOTAL BELARUS			2,716,398
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (e)		200,000	206,750
Brazil - 3.0%
Brazilian Federative Republic:
5.625% 1/7/41		790,000	803,825
7.125% 1/20/37		840,000	997,500
8.25% 1/20/34		750,000	971,250
10% 1/1/17	BRL	1,525,000	454,331
TOTAL BRAZIL			3,226,906
Colombia - 2.0%
Colombian Republic:
5% 6/15/45		200,000	205,500
5.625% 2/26/44		200,000	223,500
6.125% 1/18/41		415,000	491,775
7.375% 9/18/37		275,000	367,125
10.375% 1/28/33		525,000	822,938
TOTAL COLOMBIA			2,110,838
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (d)		1,040,060	910,053
Costa Rica - 0.6%
Costa Rican Republic:
4.25% 1/26/23 (e)		200,000	190,000
7% 4/4/44 (e)		400,000	407,000
TOTAL COSTA RICA			597,000
Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (e)		200,000	212,250
6% 1/26/24 (e)		400,000	442,752
6.375% 3/24/21 (e)		250,000	275,475
6.625% 7/14/20 (e)		175,000	194,031
6.75% 11/5/19 (e)		300,000	332,625
TOTAL CROATIA			1,457,133
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 1.8%
Dominican Republic:
1.139% 8/30/24 (g)		$ 500,000	$ 484,500
5.875% 4/18/24 (e)		150,000	157,125
6.85% 1/27/45 (e)		355,000	372,750
7.45% 4/30/44 (e)		455,000	511,875
7.5% 5/6/21 (e)		325,000	363,350
TOTAL DOMINICAN REPUBLIC			1,889,600
El Salvador - 0.4%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		275,000	288,063
8.25% 4/10/32 (Reg. S)		100,000	113,250
TOTAL EL SALVADOR			401,313
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		200,000	221,500
Hungary - 1.0%
Hungarian Republic:
5.375% 3/25/24		116,000	130,065
5.75% 11/22/23		231,000	265,650
7.625% 3/29/41		502,000	725,891
TOTAL HUNGARY			1,121,606
Indonesia - 4.5%
Indonesian Republic:
3.375% 4/15/23 (e)		200,000	196,000
4.875% 5/5/21 (e)		500,000	544,375
5.25% 1/17/42 (e)		200,000	209,750
5.375% 10/17/23		200,000	223,750
5.875% 3/13/20 (e)		290,000	328,063
6.625% 2/17/37 (e)		375,000	454,688
6.75% 1/15/44 (e)		400,000	511,500
7.75% 1/17/38 (e)		855,000	1,169,828
7.875% 4/15/19	IDR	2,013,000,000	157,499
8.5% 10/12/35 (Reg. S)		675,000	975,193
TOTAL INDONESIA			4,770,646
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,050,000	876,750
Ivory Coast - 0.8%
Ivory Coast 5.75% 12/31/32		925,000	878,824
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		$ 474,000	$ 468,668
4.75% 11/2/16		155,000	155,924
5.15% 11/12/18		250,000	250,313
5.45% 11/28/19		330,000	328,759
6.375% 3/9/20		230,000	236,900
TOTAL LEBANON			1,440,564
Mexico - 3.4%
United Mexican States:
4.6% 1/23/46		200,000	204,500
4.75% 3/8/44		754,000	791,700
5.55% 1/21/45		115,000	134,838
6.05% 1/11/40		876,000	1,081,860
6.75% 9/27/34		610,000	814,350
7.5% 4/8/33		230,000	327,175
8.3% 8/15/31		190,000	291,650
TOTAL MEXICO			3,646,073
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	207,000
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (h)		250	25,649
Pakistan - 1.4%
Islamic Republic of Pakistan:
7.125% 3/31/16 (e)		575,000	587,938
7.25% 4/15/19 (e)		640,000	657,853
8.25% 4/15/24 (e)		200,000	210,790
TOTAL PAKISTAN			1,456,581
Panama - 0.6%
Panamanian Republic:
6.7% 1/26/36		150,000	196,500
8.875% 9/30/27		100,000	147,250
9.375% 4/1/29		170,000	260,100
TOTAL PANAMA			603,850
Government Obligations - continued
		Principal Amount (c)	Value
Peru - 0.9%
Peruvian Republic:
4% 3/7/27 (d)		$ 380,000	$ 380,000
8.75% 11/21/33		360,000	571,950
TOTAL PERU			951,950
Philippines - 1.4%
Philippine Republic:
7.75% 1/14/31		370,000	555,681
9.5% 2/2/30		320,000	537,600
10.625% 3/16/25		255,000	415,013
TOTAL PHILIPPINES			1,508,294
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (e)		208,000	222,560
6.125% 1/22/44 (e)		228,000	289,948
6.75% 2/7/22 (e)		254,000	307,340
TOTAL ROMANIA			819,848
Russia - 4.9%
Russian Federation:
4.875% 9/16/23 (e)		200,000	192,440
5.875% 9/16/43 (e)		1,000,000	971,250
7.5% 3/31/30 (Reg. S)		1,529,425	1,754,862
12.75% 6/24/28 (Reg. S)		1,490,000	2,295,852
TOTAL RUSSIA			5,214,404
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (e)		400,000	414,740
5.875% 12/3/18 (e)		200,000	212,000
6.75% 11/1/24 (e)		317,546	322,707
6.75% 11/1/24 (Reg. S)		85,823	87,218
7.25% 9/28/21 (e)		200,000	230,480
TOTAL SERBIA			1,267,145
South Africa - 0.2%
South African Republic 5.875% 9/16/25		200,000	229,040
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (e)		200,000	199,750
5.875% 7/25/22 (e)		200,000	202,650
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
6% 1/14/19 (e)		$ 200,000	$ 205,000
6.25% 10/4/20 (e)		375,000	387,188
6.25% 7/27/21 (e)		250,000	258,438
TOTAL SRI LANKA			1,253,026
Tanzania - 0.2%
United Republic of Tanzania 6.3971% 3/9/20 (g)		200,000	206,000
Turkey - 6.2%
Turkish Republic:
4.875% 4/16/43		200,000	197,500
5.125% 3/25/22		220,000	234,465
5.625% 3/30/21		425,000	464,844
6.25% 9/26/22		405,000	460,688
6.75% 4/3/18		350,000	387,583
6.75% 5/30/40		400,000	494,952
6.875% 3/17/36		835,000	1,034,164
7% 3/11/19		200,000	226,980
7.25% 3/5/38		545,000	706,647
7.375% 2/5/25		750,000	930,600
7.5% 11/7/19		630,000	735,525
8% 2/14/34		140,000	191,786
11.875% 1/15/30		315,000	555,336
TOTAL TURKEY			6,621,070
Ukraine - 0.6%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		200,000	75,408
Ukraine Government:
6.875% 9/23/15 (Reg. S)		450,000	199,620
7.8% 11/28/22 (e)		200,000	78,392
9.25% 7/24/17 (e)		800,000	316,880
TOTAL UKRAINE			670,300
United States of America - 1.4%
U.S. Treasury Bonds 2.5% 2/15/45		1,559,000	1,545,602
Uruguay - 0.7%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		530,000	752,599
Venezuela - 3.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	40,600
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
5.75% 2/26/16 (Reg S.)		$ 2,140,000	$ 1,642,450
9% 5/7/23 (Reg. S)		655,000	234,163
9.25% 9/15/27		310,000	123,690
9.25% 5/7/28 (Reg. S)		350,000	125,125
9.375% 1/13/34		270,000	99,090
11.75% 10/21/26 (Reg. S)		460,000	185,150
11.95% 8/5/31 (Reg. S)		1,310,000	533,170
12.75% 8/23/22		715,000	312,813
13.625% 8/15/18		95,000	61,275
TOTAL VENEZUELA			3,357,526
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.2139% 3/12/16 (g)		73,913	73,543
4% 3/12/28 (d)		1,008,333	1,007,073
TOTAL VIETNAM			1,080,616
TOTAL GOVERNMENT OBLIGATIONS (Cost $62,274,868)			61,887,850
Sovereign Loan Participations - 0.6%

Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (g)		520,833	506,510
Mizuho 1.1875% 12/14/19 (g)		145,474	141,474
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $643,393)			647,984
Preferred Securities - 1.9%

Brazil - 0.5%
Cosan Overseas Ltd. 8.25% (f)		160,000	159,815
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		400,000	406,931
TOTAL BRAZIL			566,746
British Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (e)(f)		200,000	160,121
Cayman Islands - 1.2%
Banco Do Brasil SA 9% (e)(f)(g)		200,000	177,509
Preferred Securities - continued
		Principal Amount (c)	Value
Cayman Islands - continued
CSN Islands XII Corp. 7% (Reg. S) (f)		$ 450,000	$ 303,769
Odebrecht Finance Ltd. 7.5% (e)(f)		950,000	796,735
TOTAL CAYMAN ISLANDS			1,278,013
TOTAL PREFERRED SECURITIES (Cost $2,336,840)			2,004,880
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $5,159,412)	5,159,412	5,159,412
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $109,332,726)		105,064,563
NET OTHER ASSETS (LIABILITIES) - 1.9%		2,059,958
NET ASSETS - 100%		$ 107,124,521
Currency Abbreviations
BRL	-	Brazilian real
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,534,444 or 38.8% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,825
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 35,364,437	$ -	$ 35,364,437	$ -
Government Obligations	61,887,850	-	61,393,707	494,143
Sovereign Loan Participations	647,984	-	-	647,984
Preferred Securities	2,004,880	-	2,004,880	-
Money Market Funds	5,159,412	5,159,412	-	-
Total Investments in Securities:	$ 105,064,563	$ 5,159,412	$ 98,763,024	$ 1,142,127
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Government Obligations
Beginning Balance	$ 1,816,121
Net Realized Gain (Loss) on Investment Securities	(3,638)
Net Unrealized Gain (Loss) on Investment Securities	(4,060)
Cost of Purchases	-
Proceeds of Sales	(314,490)
Amortization/Accretion	1,210
Transfers into Level 3	-
Transfers out of Level 3	(1,001,000)
Ending Balance	$ 494,143
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ (8,890)
Other Investments in Securities
Beginning Balance	$ 755,534
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,177
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,155
Transfers into Level 3	-
Transfers out of Level 3	(110,882)
Ending Balance	$ 647,984
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 2,177

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $108,234,165. Net unrealized depreciation aggregated $3,169,602, of which $4,585,184 related to appreciated investment securities and $7,754,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015